Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.2%
Communication Services - 9.8%
5,631	Alphabet, Inc. - Class A*	6,876,239
13,279	Alphabet, Inc. - Class C*	16,187,101
96,879	Facebook, Inc.*	17,252,212
56,286	Walt Disney Co.	7,335,192
		47,650,744
Consumer Discretionary - 14.9%
71,642	Alibaba Group Holding, Ltd. ADR*	11,980,692
2,738	Amazon.com, Inc.*	4,752,921
7,780	Booking Holdings, Inc.*	15,269,106
210,144	CarMax, Inc.*	18,492,672
160,819	Lowe's Companies, Inc.	17,683,657
78,573	TJX Companies, Inc.	4,379,659
		72,558,707
Consumer Staples - 3.2%
225,405	Conagra Brands, Inc.	6,915,426
424,890	Nomad Foods, Ltd.*	8,710,245
		15,625,671
Energy - 4.2%
86,970	Cimarex Energy Co.	4,169,342
455,869	Kinder Morgan, Inc.	9,395,460
216,445	Suncor Energy, Inc.	6,835,333
		20,400,135
Financials - 18.4%
76,276	Ameriprise Financial, Inc.	11,220,200
554,266	Bank of America Corp.	16,167,939
95,549	Berkshire Hathaway, Inc.*	19,876,103
281,227	Charles Schwab Corp.	11,763,725
133,254	JPMorgan Chase & Co.	15,682,663
194,851	KKR & Co., Inc.	5,231,749
189,667	Wells Fargo & Co.	9,566,804
		89,509,183
Health Care - 8.7%
31,199	Anthem, Inc.	7,490,880
84,559	Edwards Lifesciences Corp.*	18,595,370
49,694	Merck & Co., Inc.	4,183,241
54,155	UnitedHealth Group, Inc.	11,768,964
		42,038,455
Industrials - 7.5%
66,395	Canadian National Railway Co.	5,966,255
119,299	Delta Air Lines, Inc.	6,871,622
27,966	General Dynamics Corp.	5,110,227
133,073	Stericycle, Inc.*	6,777,408
37,375	United Rentals, Inc.*	4,658,420
50,024	United Technologies Corp.	6,829,277
		36,213,209
Information Technology - 25.6%
47,688	Accenture PLC	9,172,787
64,602	Apple, Inc.	14,468,910
26,401	Broadcom, Inc.	7,288,524
96,698	MasterCard, Inc.	26,260,276
154,746	Microsoft Corp.	21,514,336
95,998	PayPal Holdings, Inc.*	9,944,433
113,509	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,275,898
176,411	Visa, Inc.	30,344,456
		124,269,620
Materials - 0.9%
37,697	Dow, Inc.	1,796,262
37,697	DuPont de Nemours, Inc.	2,688,173
		4,484,435
Total Common Stocks (Cost $249,405,367)		452,750,159

Real Estate Investment Trusts - 2.8%
38,728	Crown Castle International Corp.	5,383,579
33,284	SBA Communications Corp.	8,026,437
Total Real Estate Investment Trusts (Cost $7,941,129)		13,410,016

Short-Term Investments - 3.9%
Money Market Funds - 3.9%
18,831,669	First American Government Obligations Fund - Class Z, 1.83%#	18,831,669
Total Short-Term Investments (Cost $18,831,669)		18,831,669
Total Investments - 99.9% (Cost $276,178,165)		484,991,844
Other Assets in Excess of Liabilities - 0.1%		526,101
NET ASSETS - 100.0%		$485,517,945

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.